BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Other receivables		$ 461
Trade receivables	$ 46	81
CURRENT LIABILITIES
Trade payables	683	2,341
Other liabilities
Other liabilities	3,011	5,135
Other liabilities
Other liabilities	2,756	9,001
OPH
CURRENT ASSETS
Trade receivables	46	59
CURRENT LIABILITIES
Trade payables	476	2,332
Other liabilities
Other liabilities	3,011	5,135
Other liabilities
Other liabilities	2,756	9,001
La Capital Cable
CURRENT ASSETS
Other receivables		457
CURRENT LIABILITIES
Trade payables	207	7
Teledifusora San Miguel Arcngel
CURRENT LIABILITIES
Trade payables		2
Ver T.V
CURRENT ASSETS
Other receivables		4
Trade receivables		22
Related party
CURRENT ASSETS
Other receivables	634	9
Trade receivables	1,875	1,428
CURRENT LIABILITIES
Trade payables	12,144	9,989
Other Related parties
CURRENT ASSETS
Other receivables	634	9
Trade receivables	1,875	1,428
CURRENT LIABILITIES
Trade payables	$ 12,144	$ 9,989